Prepaid Expenses and Other Current Assets, Net	12 Months Ended
May 31, 2023
Text Block [Abstract]
Prepaid Expenses and Other Current Assets, Net
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Receivable from third party payment platform	40,620	64,962
Advances to suppliers	60,018	63,473
VAT recoverable	12,174	21,887
Rental deposits	17,921	18,399
Prepaid advertising fees	5,155	10,336
Interest receivables	33,459	8,154
Prepaid rents (a)	14,785	8,004
Staff advances (b)	17,564	5,042
Deposits of advertising and decoration	1,719	555
Others (c)	12,443	11,119

	215,858	211,931
Less: allowance for prepaid expenses and other current assets	(456)	(691)

	215,402	211,240

(a)	Prepaid rents represent the prepayment of rent related to less than 12 months leases.
(b)	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
(c)	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.